Subordinated liabilities	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.

	Barclays Bank Group
	2022	2021
	£m	£m
At amortised cost
As at 1 January	32,185	32,005
Issuances	15,381	9,099
Redemptions	(8,367)	(7,241)
Other	(946)	(1,678)
As at 31 December	38,253	32,185

Designated at fair value (Note 15)	521	483
Total subordinated liabilities	38,774	32,668
Issuances of £15,381m comprise £14,904m intra-group loans from Barclays PLC and £317m USD Floating Rate Notes, £89m ZAR Floating Rate Notes, £42m EUR Floating Rate Notes and £29m JPY Floating Rate Notes issued externally by Barclays Bank PLC subsidiaries.
Redemptions of £8,367m comprise £5,734m intra-group loans from Barclays PLC, £2,370m notes issued externally by Barclays Bank PLC, £175m USD Floating Rate Notes and £88m USD Fixed Rate Notes issued externally by a Barclays Bank PLC subsidiaries. £2,370m notes issued externally by Barclays Bank PLC comprise £1,275m USD 7.625% Fixed Rate Contingent Capital Notes, £838m EUR 6.625% Fixed Rate Subordinated Notes, £147m USD 6.86% Callable Perpetual Core Tier One Notes, £42m EUR Subordinated Floating Rate Notes, £35m GBP 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, £21m GBP Undated Floating Rate Primary Capital Notes Series 3 and £12m GBP 6% Callable Perpetual Core Tier One Notes.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2022	2021
	£m	£m
Undated subordinated liabilities	538	795
Dated subordinated liabilities	38,236	31,873
Total subordinated liabilities	38,774	32,668
None of the Barclays Bank Group’s or Barclays Bank PLC's subordinated liabilities are secured.

Undated subordinated liabilities		Barclays Bank Group
		2022	2021
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes [a]	2032	—	15
6.86% Callable Perpetual Core Tier One Notes (USD 179m) [a]	2032	—	194
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments [a]	2036	—	51
Undated Notes
6.125% Undated Subordinated Notes	2027	34	39
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	32	28
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	102	90
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	210	189
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	—	21
Bonds
9% Permanent Interest Bearing Capital Bonds (GBP 40m)	At any time	40	42
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	49	51
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	71	75
Total undated subordinated liabilities		538	795
Note
aThe GBP 6% Callable Perpetual Core Tier One Notes, USD 6.86% Callable Perpetual Core Tier One Notes and GBP 5.3304% Step-up Callable Perpetual Reserve Capital Instruments were redeemed by exercising a regulatory call option in 2022.
Undated subordinated liabilities
Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:
Subordination
All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; followed by other issues of Undated Notes, Bonds and Loans.
Interest
All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1 and Series 2 Undated Notes which are floating rate at rates fixed periodically in advance based on the related market rate.
After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on market rates.
Payment of interest
Apart from the Junior Undated Floating Rate Notes, Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC paid interest on each of its Undated Notes, Bonds and Loans.
No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.
Repayment
All undated subordinated liabilities are repayable at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 6.125% Undated Notes on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Other
All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities			Barclays Bank Group

			2022	2021
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
7.625% Contingent Capital Notes (USD 3,000m)		2022	—	1,159
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	—	889
Subordinated Floating Rate Notes (EUR 50m)		2022	—	42
Subordinated Floating Rate Notes (EUR 50m)		2023	44	42
5.75% Fixed Rate Subordinated Notes		2026	280	322
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	93	97
6.33% Subordinated Notes (GBP 50m)		2032	46	59
Subordinated Floating Rate Notes (EUR 68m)		2040	60	57
External issuances by other subsidiaries		2032	573	311
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500)	2023	2028	1,354	1,288
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	120	113
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,051	1,037
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	794	831
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	931	937
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,009	—
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	966	1,005
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,689	—
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,066	—
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	641	778
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	488	618
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	174	896
Floating Rate Subordinated Notes (USD 456m)		2047	385	341
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			8,042	7,184
Various Subordinated Floating Rate Loans			677	646
Various Fixed Rate Subordinated Callable Loans			16,105	11,013
Various Subordinated Floating Rate Callable Loans			1,127	1,725
Zero Coupon Callable Loans		2052	521	483
Total dated subordinated liabilities			38,236	31,873
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Currency and maturity
In addition to the individual dated subordinated liabilities listed in the Barclays Bank Group table, the £26,472m (2021: £21,051m) of intra-group loans is made up of various fixed, fixed to floating rate, floating and zero coupon loans from Barclays PLC with notional amounts denominated in USD 22,182m, EUR 7,325m, GBP 250m, JPY 252,600m, AUD 2,315m, SEK 500m, NOK 970m, CAD 450m and CHF 435m, with maturities ranging from 2023 to 2052. Certain intra-group loans have a call date one year prior to their maturity.
Subordination
All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of Barclays Bank PLC equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates.
Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date or maturity as applicable. After the call date (where relevant), in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed or floating rate until maturity based on market rates.
No interest is paid on zero coupon notes.
Repayment
Those subordinated liabilities with a call date are repayable at the option of Barclays Bank PLC on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole, or otherwise on maturity. The remaining dated subordinated liabilities outstanding at 31 December 2022 are redeemable only on maturity, subject, in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or to certain changes in legislation or regulations.
Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE or, in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.